Parent Company (Balance Sheet) (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Other assets	[1]	$ 27,506,000,000	$ 26,566,000,000
Total assets		366,380,000,000	358,493,000,000
Subordinated debt		8,009,000,000	8,556,000,000
Total liabilities		319,526,000,000	312,513,000,000
Shareholders' equity		45,699,000,000	44,710,000,000
Total liabilities and equity		366,380,000,000	358,493,000,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash Held At Banking Subsidiary		1,000,000	1,000,000	$ 1,000,000	$ 1,000,000
Restricted deposits with banking subsidiary		175,000,000
Nonrestricted Interest Earning Deposits		4,684,000,000	3,077,000,000
Restricted Interest-earning deposits			300,000,000
Bank debt securities with affiliates			1,850,000,000
Loans with affiliates		1,358,000,000	1,669,000,000
Other assets		1,322,000,000	1,724,000,000
Total assets		52,760,000,000	53,287,000,000
Subordinated debt		2,242,000,000	2,267,000,000
Senior debt		3,959,000,000	5,264,000,000
Other borrowed funds from affiliates		223,000,000	347,000,000
Accrued expenses and other liabilities		637,000,000	699,000,000
Total liabilities		7,061,000,000	8,577,000,000
Shareholders' equity		45,699,000,000	44,710,000,000
Total liabilities and equity		52,760,000,000	53,287,000,000
Parent Company [Member] | Bank Subsidiaries And Bank Holding Company [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries		42,361,000,000	41,919,000,000
Parent Company [Member] | Non Bank Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries		$ 2,859,000,000	$ 2,747,000,000

[1]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $2.4 billion, Loans of $.9 billion, and Other assets of $.5 billion at December 31, 2016 and Loans held for sale of $1.5 billion, Loans of $.9 billion, and Other assets of $.7 billion at December 31, 2015.